Accounts Receivables - Related Party - Schedule of Accounts Receivables - Related Party (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable - related party	$ 523,141	$ 520,786	$ 433,338
Allowance for doubtful accounts
Total accounts receivables - related Party	$ 523,141	$ 520,786	$ 433,338